EMPLOYEE BENEFITS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits Disclosure [Line Items]
Work force adjustments					$ 25.9
Contribution to pension plans			84.7	61.8
Expected pension contributions minimum funding requirements			14.2
Annual benefits expected to be paid year one			63.6
Annual benefits expected to be paid year two			66.6
Annual benefits expected to be paid year three			72.0
Annual benefits expected to be paid year four			76.0
Annual benefits expected to be paid year five			81.8
Annual benefits expected to be paid for the five years thereafter			474.1
Unrecognized actuarial loss amount in accumulated other comprehensive loss expected to be amortized next year			42.6
Unrecognized prior service cost amount in accumulated other comprehensive loss expected to be amortized next year			1.5
Accumulated benefit obligation for all pension plans of the Company, except for certain multi-employer and defined contribution plans			1,594.9	1,350.3
Curtailment (gain) loss	(18.3)	(47.7)			66.0
Non-Union Employees | United States
Employee Benefits Disclosure [Line Items]
Percentage match for base wages			5.00%	3.00%	1.00%
Defined contribution benefit plans expense			29.3	23.0	16.8
Western Metal Industry Pension
Employee Benefits Disclosure [Line Items]
Funding requiring contribution				10.00%
Minimum
Employee Benefits Disclosure [Line Items]
Expected pension contributions by the company to the pension plans in the next year			100.0
Minimum | Metal and Electrical Engineering Industry Pension Fund
Employee Benefits Disclosure [Line Items]
Contributions by the Company				5.00%
Required coverage ratio percentage				100.00%
Minimum | Western Metal Industry Pension
Employee Benefits Disclosure [Line Items]
Contributions by the Company				5.00%
Maximum
Employee Benefits Disclosure [Line Items]
Expected pension contributions by the company to the pension plans in the next year			$ 150.0
Certain defined contribution benefit plans matching employee contribution percentage			5.00%	5.00%	5.00%
Maximum | Metal and Electrical Engineering Industry Pension Fund
Employee Benefits Disclosure [Line Items]
Actual coverage ratio percentage				100.00%
Maximum | Western Metal Industry Pension
Employee Benefits Disclosure [Line Items]
Contributions by the Company				10.00%
Maximum | Other Pension Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Contributions by the Company				5.00%